Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 71	$ 101
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value	71	101
Cash And Cash Equivalents [Member]
Debt Securities, Available-for-sale [Line Items]
Fair Value
Restricted Cash [Member]
Debt Securities, Available-for-sale [Line Items]
Fair Value	71	101
Money Market Funds [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	71	101
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value	$ 71	$ 101